Notes Payable (Tables)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable
	Interest Rate	Term	June 30, 2018	December 31, 2017
Notes payable	0%	1 - 2 years	$43,808	$549,936

	Interest Rates	Term	December 31, 2017	June 30, 2017	June 30, 2016
Notes payable	6% - 10%	.5 – 1.5 years	$549,936	$26,130	$—